SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
		Jun. 28, 2012 ₪ / shares shares	Dec. 31, 2021 ₪ / shares $ / shares shares	Dec. 31, 2020 ₪ / shares $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 30, 2021 $ / shares shares	Jul. 25, 2021 $ / shares shares	Mar. 30, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 15, 2020 $ / shares shares	Sep. 26, 2019 $ / shares shares	Sep. 22, 2019 $ / shares shares	Aug. 29, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares			₪ 0.9	₪ 0.9
Incremental cost | $						$ 74
Number of options
Options, beginning			621,460	571,460	528,268
Options, Granted			220,000	50,000	170,000
Options, Forfeited			(121,460)		(126,808)
Options, Exercised
Options, ending			720,000	621,460	571,460	528,268
Exercisable at end of year					264,389		379,375				381,629
Weighted average exercise price
Options, beginning | $ / shares			₪ 7.26	₪ 7.53	$ 9.03
Options, Granted | $ / shares			6.45	4.58	5.44
Options, Forfeited | $ / shares			8.9		11.19
Options, Exercised | $ / shares
Options, ending | $ / shares			6.8	7.26	7.53	$ 9.03
Exercisable at end of year | $ / shares					7.74		$ 7.44				$ 7.91
Weighted-average grant-date fair value of options granted | $ / shares			₪ 1.92	₪ 1.41	$ 1.35
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan		380,000						100,000	20,000	25,000		50,000	50,000	50,000	50,000
Vesting period for plan		4 years
Ordinary shares, par value per share | ₪ / shares		₪ 0.9
Exercise price | $ / shares								$ 7	$ 6.41	$ 5.91		$ 4.58	$ 5.26	$ 5.32	$ 5.65
Dividend yield			0.00%	0.00%	0.00%
Weighted average exercise price
Aggregate intrinsic value | $					$ 0		$ 0				$ 0
Unrecognized compensation cost related to non-vested stock options | $							$ 632
Unrecognized compensation weighted average period of recognition, years				3 years 11 months 19 days
2012 Plan [Member] | Tel Aviv Stock Exchange [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares approved allocated to grantees			821,982
2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan		300,000				300,000
Expected stock price volatility			45.60%	44.70%	34.20%
Expected option life (in years)			3 years 6 months	3 years 6 months	3 years 6 months
Risk free interest rate			0.10%	0.12%	1.44%
2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan	[1]	980,000				980,000
Expected stock price volatility			52.00%	43.50%	36.80%
Expected option life (in years)			5 years	5 years	5 years
Risk free interest rate			0.64%	0.25%	1.63%
2012 Plan [Member] | Vest upon the lapse of 12 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
2012 Plan [Member] | Vest on a quarterly basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		3 years
Vesting percentage		75.00%
2012 Plan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan										25,000
Exercise price | $ / shares										$ 5.91
2012 Plan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan										25,000
Exercise price | $ / shares										$ 5.91
2012 Plan Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan										25,000
Exercise price | $ / shares										$ 5.91

[1]	of which 821,982 options are approved by the Tel Aviv Stock Exchange to be allocated to grantees.